Note M - Related Party Transactions - Related Party Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Total loans at January 1, 2019	$ 3,674
New loans	890
Repayments	(391)
Other changes	(199)
Total loans at December 31, 2019	$ 3,974